Share Capital and Dividends - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised | shares		(2,500)
Exercised | $	$ 3,750	$ 3,800	$ 3,290
Long Term Incentive Plan [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	1,296,660	1,040,160	833,660
Granted | shares	680,000	314,000	301,500
Deemed issuance of replacement stock options on business acquisition (note 3) | shares	910,461
Forfeited | shares	(170,946)	(55,000)	(75,000)
Expired | shares	(894)
Exercised | shares	(91,739)	(2,500)	(20,000)
Ending balance | shares	2,623,542	1,296,660	1,040,160
Ending balance - exercisable | shares	1,478,542	788,160	680,660
Beginning balance | $	$ 2,660	$ 2,360	$ 2,160
Granted | $	4,480	3,800	3,000
Deemed issuance of replacement stock options on business acquisition (note 3) | $	5,170
Forfeited | $	5,820	3,120	2,780
Expired | $	2,660
Exercised | $	2,660	2,210	1,920
Ending balance | $	3,800	2,660	2,360
Ending balance - exercisable | $	$ 3,600	$ 2,150	$ 2,040